UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, New York      February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:  $435,910
    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-10574                          Libra Associates, LLC
2.         028-10573                          Libra Fund, L.P.
----       -------------------                ------------------------------


                                                      FORM 13F INFORMATION TABLE


Column 1                      Column 2          Column 3   Column 4        Column  5       Column 6          Col 7      Column 8

                                                            Mkt. Value Shares/     Sh/ Put/ Invstmt         Other Voting Authority
Name of Issuer                Title of Class    CUSIP       (x$1,000)  Prn Amt.    Prn Call Discretn        Mgrs.  Sole  Shared None
--------------                --------------    -----       ---------  --------    --- ---- --------        -----  ----  ------ ----
ABERCROMBIE & FITCH CO        CL A              002896207    5,522        158,450  SH       Shared-Defined  1,2       158,450
ADVANTAGE OIL & GAS LTD       COM               00765F101    7,027      1,066,000  SH       Shared-Defined  1,2     1,066,000
ANGLOGOLD ASHANTI LTD         SPONSORED ADR     035128206    4,270        106,281  SH       Shared-Defined  1,2       106,281
AOL INC                       COM               00184X105    5,313        228,228  SH       Shared-Defined  1,2       228,228
APOLLO GOLD CORP              COM               03761E102    1,796      4,000,000  SH       Shared-Defined  1,2     4,000,000
ARKANSAS BEST CORP DEL        COM               040790107    3,177        107,958  SH       Shared-Defined  1,2       107,958
AVON PRODS INC                COM               054303102    5,356        170,047  SH       Shared-Defined  1,2       170,047
BALLY TECHNOLOGIES INC        COM               05874B107    4,365        105,726  SH       Shared-Defined  1,2       105,726
BANRO CORP                    COM               066800103    2,744      1,407,400  SH       Shared-Defined  1,2     1,407,400
BARCLAYS BK PLC               IPMS INDIA ETN    06739F291   10,944        170,838  SH       Shared-Defined  1,2       170,838
CARMAX INC                    COM               143130102   10,258        423,000  SH       Shared-Defined  1,2       423,000
CENTRAL GOLDTRUST             TR UNIT           153546106    1,088         24,518  SH       Shared-Defined  1,2        24,518
CLAUDE RES INC                COM               182873109    2,979      3,150,000  SH       Shared-Defined  1,2     3,150,000
COACH INC                     COM               189754104      895         24,500  SH       Shared-Defined  1,2        24,500
COLUMBIA SPORTSWEAR CO        COM               198516106    3,447         88,298  SH       Shared-Defined  1,2        88,298
COMPASS MINERALS INTL INC     COM               20451N101    7,566        112,611  SH       Shared-Defined  1,2       112,611
COMPTON PETE CORP             COM               204940100    4,047      4,399,200  SH       Shared-Defined  1,2     4,399,200
COTT CORP QUE                 COM               22163N106       82         10,000  SH       Shared-Defined  1,2        10,000
DANAHER CORP DEL              COM               235851102    8,415        111,900  SH       Shared-Defined  1,2       111,900
DELTA PETE CORP               COM NEW           247907207    1,024        984,560  SH       Shared-Defined  1,2       984,560
ELDORADO GOLD CORP NEW        COM               284902103    3,459        244,103  SH       Shared-Defined  1,2       244,103
EXETER RES CORP               COM               301835104   13,102      1,850,700  SH       Shared-Defined  1,2     1,850,700
EXXON MOBIL CORP              COM               30231G102    6,649         97,514  SH       Shared-Defined  1,2        97,514
FAIR ISAAC CORP               COM               303250104    3,859        181,073  SH       Shared-Defined  1,2       181,073
FIRST SOLAR INC               COM               336433107    5,944         43,900  SH       Shared-Defined  1,2        43,900
FLIR SYS INC                  COM               302445101      900         27,500  SH       Shared-Defined  1,2        27,500
FOSSIL INC                    COM               349882100    1,387         41,319  SH       Shared-Defined  1,2        41,319
GAMMON GOLD INC               COM               36467T106   75,667      6,872,568  SH       Shared-Defined  1,2     6,872,568
GOLD FIELDS LTD NEW           SPONSORED ADR     38059T106    3,763        287,032  SH       Shared-Defined  1,2       287,032
GOLDCORP INC NEW              COM               380956409   24,616        623,112  SH       Shared-Defined  1,2       623,112
GOLDEN STAR RES LTD CDA       COM               38119T104    4,150      1,330,000  SH       Shared-Defined  1,2     1,330,000
GREAT BASIN GOLD LTD          COM               390124105   26,075     15,248,629  SH       Shared-Defined  1,2    15,248,629
HARLEY DAVIDSON INC           COM               412822108    3,760        149,188  SH       Shared-Defined  1,2       149,188
HILL ROM HLDGS INC            COM               431475102      830         34,579  SH       Shared-Defined  1,2        34,579
ISHARES TR                    DJ BROKER-DEAL    464288794    2,433         86,500  SH       Shared-Defined  1,2        86,500
ISHARES TR INDEX              FTSE XNHUA IDX    464287184    4,370        103,400  SH       Shared-Defined  1,2       103,400
ITT EDUCATIONAL SERVICES INC  COM               45068B109    2,255         23,500  SH       Shared-Defined  1,2        23,500
KEEGAN RES INC                COM               487275109    7,059      1,115,100  SH       Shared-Defined  1,2     1,115,100
LAM RESEARCH CORP             COM               512807108    6,565        167,432  SH       Shared-Defined  1,2       167,432
LEXMARK INTL NEW              CL A              529771107    7,183        276,466  SH       Shared-Defined  1,2       276,466
MINEFINDERS LTD               COM               602900102    9,966        959,431  SH       Shared-Defined  1,2       959,431
MONSANTO CO NEW               COM               61166W101    5,232         64,000  SH       Shared-Defined  1,2        64,000
MONSTER WORLDWIDE INC         COM               611742107    4,672        268,501  SH       Shared-Defined  1,2       268,501
NCR CORP NEW                  COM               62886E108    2,597        233,323  SH       Shared-Defined  1,2       233,323
NEW GOLD INC CDA              COM               644535106    7,774      2,135,732  SH       Shared-Defined  1,2     2,135,732
NORTHGATE MINERALS CORP       COM               666416102    4,274      1,387,600  SH       Shared-Defined  1,2     1,387,600
NUCOR CORP                    COM               670346105    6,741        144,500  SH       Shared-Defined  1,2       144,500
NUVASIVE INC                  COM               670704105    5,435        169,948  SH       Shared-Defined  1,2       169,948
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109   10,686        574,813  SH       Shared-Defined  1,2       574,813
PENGROWTH ENERGY TR           TR UNIT NEW       706902509      195         20,100  SH       Shared-Defined  1,2        20,100
PENSKE AUTOMOTIVE GRP INC     COM               70959W103    5,160        339,900  SH       Shared-Defined  1,2       339,900
PSYCHIATRIC SOLUTIONS INC     COM               74439H108    2,568        121,480  SH       Shared-Defined  1,2       121,480
QUATERRA RES INC              COM               747952109    5,990      3,616,467  SH       Shared-Defined  1,2     3,616,467
ROCK-TENN CO                  CL A              772739207    7,158        142,000  SH       Shared-Defined  1,2       142,000
ROSS STORES INC               COM               778296103    5,971        139,800  SH       Shared-Defined  1,2       139,800
RUBICON MINERALS CORP         COM               780911103    3,031        634,500  SH       Shared-Defined  1,2       634,500
RYDER SYS INC                 COM               783549108    4,101         99,600  SH       Shared-Defined  1,2        99,600
SCIENTIFIC GAMES CORP         CL A              80874P109    3,897        267,804  SH       Shared-Defined  1,2       267,804
SILVER WHEATON CORP           COM               828336107   11,702        778,332  SH       Shared-Defined  1,2       778,332
SUNTECH PWR HLDGS CO LTD      ADR               86800C104    1,759        105,780  SH       Shared-Defined  1,2       105,780
TASEKO MINES LTD              COM               876511106    9,907      2,330,258  SH       Shared-Defined  1,2     2,330,258
TJX COS INC NEW               COM               872540109    8,618        235,800  SH       Shared-Defined  1,2       235,800
UNDER ARMOUR INC              CL A              904311107    1,935         70,975  SH       Shared-Defined  1,2        70,975
URANERZ ENERGY CORPORATION    COM               91688T104    1,310      1,007,395  SH       Shared-Defined  1,2     1,007,395
VMWARE INC                    CL A COM          928563402    2,262         53,366  SH       Shared-Defined  1,2        53,366
WEIGHT WATCHERS INTL INC NEW  COM               948626106    1,527         52,375  SH       Shared-Defined  1,2        52,375
GOLDCORP INC NEW              *W EXP 06/09/201  380956177      399         57,000  SH       Shared-Defined  1,2        57,000
YAMANA GOLD INC               COM               98462Y100    6,703        584,650  SH       Shared-Defined  1,2       584,650

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